As filed with the Securities and Exchange Commission on September 16, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

COMMON STOCKS - 85.4%	Shares	Value
Apparel Manufacturing - 2.6%
VF Corporation	12,150	$785,984
Broadcasting - 3.0%
Comcast Corporation - Class A	60,000	891,600
Computer and Electronic Product Manufacturing - 7.1%
Dell, Inc. (a)	18,000	240,840
EMC Corporation (a)	30,000	451,800
SanDisk Corporation (a)	37,000	659,340
Spectrum Control, Inc. (a)	27,399	270,428
Texas Instruments, Inc.	20,000	481,000
		2,103,408
Credit Intermediation and Related Activities - 5.4%
Bank Of New York Mellon Corporation	16,300	445,642
F.N.B. Corporation	48,700	377,912
PNC Financial Services Group	21,500	788,190
		1,611,744
Insurance Carriers and Related Activities - 7.2%
Arthur J. Gallagher & Company	30,000	687,000
Erie Indemnity Company - Class A	15,300	572,985
Loews Corporation	30,000	900,600
		2,160,585
Machinery Manufacturing - 9.7%
General Electric Company	45,400	608,360
Ingersoll-rand Plc	25,000	722,000
ITT Corp.	15,300	755,820
Joy Global, Inc.	21,750	808,665
		2,894,845
Medical Equipment Manufacturing - 4.1%
Cynosure, Inc. (a)	43,800	423,108
Medtronic, Inc.	22,900	811,118
		1,234,226
Offshore Drilling and Support - 0.9%
Hercules Offshore, Inc. (a)	59,100	280,134
Oil and Gas Extraction and Marketing - 2.0%
BP PLC - ADR	6,100	305,244
El Paso Corporation	30,000	301,800
		607,044
Paper Manufacturing - 2.0%
Kimberly-Clark Corp.	10,000	584,500
Pharmaceutical Manufacturing - 9.8%
Allergan, Inc.	16,950	905,638
Amgen, Inc. (a)	11,150	694,757
Pfizer, Inc.	5,000	79,650
Wyeth	27,000	1,256,850
		2,936,895
Primary Metal Manufacturing - 2.3%
Alcoa, Inc.	7,000	82,320
Matthews International Corporation - Class A	13,000	406,380
RTI International Metals, Inc. (a)	11,661	207,099
		695,799
Securities, Commodity Contracts, and Other Finance - 2.4%
The Charles Schwab Corporation	40,000	714,800
Software Publishing and Services - 6.7%
CA, Inc.	40,000	845,600
Microsoft Corporation	40,600	954,912
OPNET Technologies, Inc.	20,000	190,000
		1,990,512
Telecommunications - 11.7%
AT&T, Inc.	55,000	1,442,650
Consolidated Communications Holdings, Inc.	33,185	419,127
Telefonos de Mexico SAB de CV - ADR	20,000	316,200
Telmex Internacional SAB de CV - ADR	20,000	251,200
Verizon Communications, Inc.	30,000	962,100
Windstream Corporation	10,339	90,673
		3,481,950
Transportation Equipment Manufacturing - 4.9%
The Boeing Company	15,200	652,232
Honeywell International, Inc.	23,050	799,835
		1,452,067
Utilities - 3.6%
Constellation Energy Group, Inc.	36,900	1,059,030
TOTAL COMMON STOCKS (Cost $27,897,927)		$25,485,123

EXCHANGE TRADED FUND - 4.9%
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	867,018
iShares MSCI Japan Index Fund	60,000	592,200
TOTAL EXCHANGE TRADED FUND (Cost $1,542,549)		$1,459,218

SHORT TERM INVESTMENTS - 10.7%
Money Market Funds - 7.3%
AIM Liquid Assets Portfolio - Institutional Class, 0.40% (b)	1,122,854	1,122,854
Goldman Sachs Financial Square Prime Obligations Fund, 0.20% (b)	1,060,070	1,060,070
		2,182,924
	Principal
	Amount
U. S. Treasury Bill - 3.4%
0.06%, 09/24/2009 (c)	$1,000,000	999,908

TOTAL SHORT TERM INVESTMENTS (Cost $3,182,833)		$3,182,832
Total Investments (Cost $32,623,309) - 101.0%		30,127,173
Liabilities in Excess of Other Assets - (1.0)%		(289,701)
TOTAL NET ASSETS - 100.0%		$29,837,472

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income producing security.
(b)	Variable rate security. The rate listed is as of July 31, 2009.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Total Equities	$ 26,944,341	$ 26,944,341	$ —	$ —

Short-Term Investments
Money Market Funds	2,182,924	2,182,924	—	—
U.S. Treasury	999,908	—	999,908	—
Total Short Term Investments	3,182,832	2,182,924	999,908	—

Total Investment in Securities	$ 30,127,173	$ 29,127,265	$ 999,908	$ —

	The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Cost of investments	$ 32,623,309
	Gross unrealized appreciation	3,207,276
	Gross unrealized depreciation	(5,703,412)
	Net unrealized depreciation	$ (2,496,136)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)        /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date         8/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date          8/31/2009

By (Signature and Title)*      /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date         8/31/2009

* Print the name and title of each signing officer under his or her signature.